Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Activities
Net income	$ 3,985,000,000	$ 4,143,000,000	$ 4,207,000,000
Adjustments to reconcile net income to net cash provided (used) by operating activities
Provision for credit losses (benefit)	433,000,000	255,000,000	273,000,000
Depreciation and amortization	1,193,000,000	1,088,000,000	988,000,000
Deferred income taxes	326,000,000	404,000,000	255,000,000
Changes in fair value of mortgage servicing rights	179,000,000	274,000,000	514,000,000
Gain on sales of Visa Class B common shares	(126,000,000)	(169,000,000)	(209,000,000)
Undistributed earnings of BlackRock	(361,000,000)	(407,000,000)	(441,000,000)
Net change in
Trading securities and other short-term investments	(1,167,000,000)	203,000,000	757,000,000
Loans held for sale	(935,000,000)	393,000,000	(405,000,000)
Other assets	(644,000,000)	1,568,000,000	(8,000,000)
Accrued expenses and other liabilities	652,000,000	(1,788,000,000)	169,000,000
Other	100,000,000	(439,000,000)	(515,000,000)
Net cash provided (used) by operating activities	3,635,000,000	5,525,000,000	5,585,000,000
Sales
Securities available for sale	3,456,000,000	6,723,000,000	4,432,000,000
Loans	1,897,000,000	2,040,000,000	2,870,000,000
Repayments/maturities
Securities available for sale	11,061,000,000	7,920,000,000	6,915,000,000
Securities held to maturity	3,209,000,000	2,032,000,000	1,987,000,000
Purchases
Securities available for sale	(19,495,000,000)	(26,367,000,000)	(7,989,000,000)
Securities held to maturity	(4,305,000,000)	(4,896,000,000)	(500,000,000)
Loans	(1,334,000,000)	(748,000,000)	(750,000,000)
Net change in
Federal funds sold and resale agreements	126,000,000	481,000,000	131,000,000
Interest-earning deposits with banks	4,835,000,000	1,233,000,000	(19,643,000,000)
Loans	(5,940,000,000)	(3,972,000,000)	(12,147,000,000)
Other	(952,000,000)	(706,000,000)	(199,000,000)
Net cash provided (used) by investing activities	(7,442,000,000)	(16,260,000,000)	(24,893,000,000)
Net change in
Noninterest-bearing deposits	1,212,000,000	5,765,000,000	3,182,000,000
Interest-bearing deposits	7,367,000,000	10,812,000,000	8,130,000,000
Federal funds purchased and repurchase agreements	18,000,000	(1,733,000,000)	(778,000,000)
Other borrowed funds	272,000,000	(9,000,000)	109,000,000
Sales/issuances
Federal Home Loan Bank borrowings	1,000,000,000	2,250,000,000	15,685,000,000
Bank notes and senior debt	5,601,000,000	8,173,000,000	6,184,000,000
Subordinated debt			745,000,000
Commercial paper		1,394,000,000	8,797,000,000
Other borrowed funds	165,000,000	694,000,000	505,000,000
Preferred stock issuance	519,000,000
Common and treasury stock	151,000,000	139,000,000	252,000,000
Repayments Maturities Financing [Abstract]
Federal Home Loan Bank borrowings	(3,559,000,000)	(2,147,000,000)	(8,592,000,000)
Bank notes and senior debt	(3,750,000,000)	(2,624,000,000)	(3,089,000,000)
Subordinated debt	(488,000,000)	(524,000,000)	57,000,000
Commercial paper	(14,000,000)	(6,219,000,000)	(8,687,000,000)
Other borrowed funds	(541,000,000)	(1,622,000,000)	(467,000,000)
Preferred stock redemption		(500,000,000)
Acquisition of treasury stock	(2,062,000,000)	(2,152,000,000)	(1,176,000,000)
Preferred stock cash dividends paid	(209,000,000)	(219,000,000)	(232,000,000)
Common stock cash dividends paid	(1,061,000,000)	(1,038,000,000)	(1,000,000,000)
Net cash provided (used) by financing activities	4,621,000,000	10,440,000,000	19,625,000,000
Net Increase (Decrease) In Cash And Due From Banks	814,000,000	(295,000,000)	317,000,000
Cash and due from banks at beginning of period	4,065,000,000	4,360,000,000	4,043,000,000
Cash and due from banks at end of period	4,879,000,000	4,065,000,000	4,360,000,000
Supplemental Disclosures
Interest paid	1,317,000,000	1,005,000,000	863,000,000
Income taxes paid	658,000,000	919,000,000	1,102,000,000
Income taxes refunded	111,000,000	286,000,000	12,000,000
Non-cash Investing and Financing Items
Transfer from loans to loans held for sale, net	606,000,000	285,000,000	724,000,000
Transfer from loans to foreclosed assets	$ 281,000,000	$ 435,000,000	$ 604,000,000